Annual Total Returns[BarChart] - Fixed Income SHares Series C - Series C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.67%	16.13%	1.65%	2.83%	1.74%	0.84%	6.43%	0.21%	9.18%	9.77%